Fees Summary	Sep. 10, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 5,475.71
Total Fee Amount	5,475.71
Total Transaction Valuation	39,650,327.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A